September 5, 2023

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Reference:    Victory Portfolios III

1933 Act File No. 033-65572
1940 Act File No. 811-7852

Dear Sir or Madam,

Pursuant to Rule 497(j) under the Securities Act of 1933, the registrant identified above certifies that the form of Prospectuses and Statements of Additional Information that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 199 to the registrant's Registration Statement filed on August 29, 2023, and the text of the Post-Effective Amendment No. 199 to the registrant's Registration Statement has been filed electronically with the Securities and Exchange Commission, accession number 0001683863-23-006072.

If you have any questions or comments concerning the foregoing, please do not hesitate to contact me at jdevries@vcm.com or (210) 697-3630.

Sincerely,

James K. De Vries

President

Victory Portfolios III